Condensed Financial Information of the Parent Company	6 Months Ended
Jun. 30, 2023
Condensed Financial Information of the Parent Company [Abstract]
CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY

NOTE 26 – CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY

Rule 12-04(a), 5-04(c) and 4-08(e)(3) of Regulation S-X require the condensed financial information of the parent company to be filed when the restricted net assets of consolidated subsidiaries exceed 25 percent of consolidated net assets as of the end of the most recently completed fiscal year. The Company performed a test on the restricted net assets of consolidated subsidiaries in accordance with such requirement and concluded that it was applicable to the Company as the restricted net assets of the Company’s PRC subsidiaries and VIE and its subsidiaries exceeded 25% of the consolidated net assets of the Company, therefore, the condensed financial information for the parent company are included herein.

For purposes of the above test, restricted net assets of consolidated subsidiaries and VIE and its subsidiaries shall mean that amount of the Company’s proportionate share of net assets of consolidated subsidiaries (after intercompany eliminations) which as of the end of the most recent fiscal year may not be transferred to the parent company by subsidiaries and VIE and its subsidiaries in the form of loans, advances or cash dividends without the consent of a third party.

The condensed financial information of the parent company has been prepared using the same accounting policies as set out in the Company’s condensed consolidated financial statements except that the parent company used the equity method to account for investment in its subsidiaries and VIE and its subsidiaries. Such investment is presented on the condensed balance sheets as “Investment in subsidiaries and VIE” and the respective loss or profit as “Equity in loss of subsidiaries and VIE” on the condensed statements of operations and comprehensive loss.

The footnote disclosures contain supplemental information relating to the operations of the Company and, as such, these statements should be read in conjunction with the notes to the condensed consolidated financial statements of the Company. Certain information and footnote disclosures normally included in financial statements prepared in accordance with U.S GAAP have been condensed or omitted.

The Company did not pay any dividend for the periods presented. As of June 30, 2023 and December 31, 2022, there were no material contingencies, significant provisions for long-term obligations, or guarantees of the Company, except for those which have been separately disclosed in the condensed consolidated financial statements, if any.

	As of June 30, 2023	As of December 31, 2022
ASSETS
CURRENT ASSETS
Cash and cash equivalents	$318,779	$285,916
Restricted cash	-	700,094
Due from related parties	55,868	5,168
Short-term investment	3,282,770	3,336,256
Prepaid expenses and other current assets	3,110,893	3,002,669
TOTAL CURRENT ASSETS	6,768,310	7,330,103

NON-CURRENT ASSETS
Investment in subsidiaries and VIE	21,693,865	24,481,840
TOTAL NON-CURRENT ASSETS	21,693,865	24,481,840

TOTAL ASSETS	28,462,175	31,811,943

LIABILITIES AND SHAREHOLDERS’ EQUITY
CURRENT LIABILITIES
Accrued expenses and other current liabilities	26,350	15,550
TOTAL CURRENT LIABILITIES	26,350	15,550

TOTAL LIABILITES	26,350	15,550

EQUITY
Ordinary shares (500,000,000 shares authorized; $0.0001 par value, 25,361,550 shares issued and outstanding as of June 30, 2023 and December 31, 2022, respectively)	2,536	2,536
Additional paid-in capital	36,045,283	34,696,702
Statutory reserves	2,477,940	2,477,940
Accumulated deficits	(10,089,934)	(5,380,785)
TOTAL EQUITY	28,435,825	31,796,393

TOTAL LIABILITIES AND EQUITY	$28,462,175	$31,811,943

	For the six months ended June 30,
	2023	2022

REVENUES, NET	$-	$-

COSTS OF REVENUES	4,543	-

GROSS LOSS	(4,543)	-

OPERATING EXPENSES	2,125,071	559,558

LOSS FROM OPERATIONS	(2,129,614)	(559,558)

OTHER INCOME (EXPENSES)	58,440	(1,240,147)

LOSS BEFORE EQUITY IN LOSS OF SUBSIDIARIES AND VIE	(2,071,174)	(1,799,705)

Equity in loss of subsidiaries and VIE	(2,637,975)	(5,788,617)

NET LOSS ATTRIBUTABLE TO SUNRISE NEW ENERGY CO., LTD. ORDINARY SHAREHOLDERS	(4,709,149)	(7,588,322)

COMPREHENSIVE LOSS ATTRIBUTABLE TO SUNRISE NEW ENERGY CO., LTD. ORDINARY SHAREHOLDERS	$(4,709,149)	$(7,588,322)

	For the six months ended June 30,
	2023	2022

Net cash used in operating activities	(817,231)	(503,066)

Net cash provided by investing activities	-	-

Net cash provided by financing activities	150,000	-

Decrease in cash and cash equivalents	(667,231)	(503,066)

Cash, cash equivalents and restricted cash, beginning of year	986,010	1,484,236
Cash, cash equivalents and restricted cash, end of year	$318,779	$981,170

Cash, cash equivalents and restricted cash, end of year	318,779	981,170
Less: restricted cash	-	700,094
Cash and cash equivalents, end of year	318,779	281,076